NOTES PAYABLE (Details 2) - USD ($)	Oct. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Total	$ 963,670	$ 145,000
Less discount	(628,608)	(136,284)	$ 0
Net	335,062	8,716
Convertible Notes [Member] | Accredited investor [Member]
Total	115,000
Convertible Notes [Member] | Accredited investor one [Member]
Total	60,000
Convertible Notes [Member] | Accredited investor two [Member]
Total	173,000
Convertible Notes [Member] | Accredited investor three [Member]
Total	80,000
Convertible Notes [Member] | Accredited investor four [Member]
Total	125,000
Convertible Notes [Member] | Accredited investor five [Member]
Total	115,000
Convertible Notes [Member] | Accredited investor six [Member]
Total	123,500
Convertible Notes [Member] | Accredited investor seven [Member]
Total	172,170
Convertible Notes [Member] | Accredited investor eight [Member]
Total		$ 145,000